Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease Rental Costs

Year Ended December 31, 2022	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$157.5	$18.4	$1.1	$17.9	$29.5	$16.9	$11.8	$15.3
Finance Lease Cost:
Amortization of Right-of-Use Assets	205.5	6.8	—	7.9	78.7	4.9	3.2	10.8
Interest on Lease Liabilities	13.4	1.3	—	2.0	3.1	0.8	0.6	2.1
Total Lease Rental Costs (a)	$376.4	$26.5	$1.1	$27.8	$111.3	$22.6	$15.6	$28.2

Year Ended December 31, 2021	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$275.3	$18.4	$1.7	$19.3	$90.2	$19.0	$8.7	$12.1
Finance Lease Cost:
Amortization of Right-of-Use Assets	74.7	6.7	—	7.7	12.9	4.9	3.2	11.0
Interest on Lease Liabilities	14.4	1.4	—	2.4	3.0	0.8	0.6	2.5
Total Lease Rental Costs (a)	$364.4	$26.5	$1.7	$29.4	$106.1	$24.7	$12.5	$25.6

Year Ended December 31, 2020	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Operating Lease Cost	$279.6	$17.4	$2.6	$19.1	$101.5	$17.1	$7.8	$9.4
Finance Lease Cost:
Amortization of Right-of-Use Assets	61.9	6.3	—	7.4	6.5	4.7	3.5	10.9
Interest on Lease Liabilities	15.4	1.5	—	2.7	3.1	0.9	0.7	2.2
Total Lease Rental Costs (a)	$356.9	$25.2	$2.6	$29.2	$111.1	$22.7	$12.0	$22.5

(a)Excludes variable and short-term lease costs, which were immaterial.

Supplemental Balance Sheet Information Related to Leases

December 31, 2022	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
Weighted-Average Remaining Lease Term (years):
Operating Leases	12.69	4.33	2.05	5.29	5.79	5.98	23.90	23.55
Finance Leases	4.61	5.39	0.00	4.25	4.76	5.27	6.02	4.13
Weighted-Average Discount Rate:
Operating Leases	3.54%	4.15%	1.96%	3.61%	3.62%	3.73%	3.43%	3.41%
Finance Leases	5.76%	4.75%	—%	7.09%	8.99%	4.53%	4.63%	4.80%

December 31, 2021	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
Weighted-Average Remaining Lease Term (years):
Operating Leases	10.39	5.91	2.95	5.68	5.87	6.69	20.89	20.24
Finance Leases	2.95	5.51	0.00	4.97	2.10	5.54	6.18	4.53
Weighted-Average Discount Rate:
Operating Leases	3.35%	3.53%	0.90%	3.42%	3.46%	3.56%	3.35%	3.34%
Finance Leases	3.26%	4.31%	—%	7.16%	3.02%	4.19%	4.23%	4.68%

Year Ended December 31, 2022	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating Cash Flows Used for Operating Leases	$155.1	$18.3	$1.0	$17.9	$29.7	$17.5	$10.5	$13.7
Operating Cash Flows Used for Finance Leases	13.6	1.3	—	2.0	3.2	0.8	0.6	2.1
Financing Cash Flows Used for Finance Leases	309.5	6.8	—	7.9	130.7	4.9	3.2	10.8

Non-cash Acquisitions Under Operating Leases	$191.4	$36.7	$1.7	$23.1	$19.1	$8.4	$46.0	$53.6

Year Ended December 31, 2021	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating Cash Flows Used for Operating Leases	$279.9	$18.0	$1.6	$19.3	$92.9	$19.0	$8.7	$11.6
Operating Cash Flows Used for Finance Leases	14.3	1.4	—	2.4	2.9	0.8	0.6	2.5
Financing Cash Flows Used for Finance Leases	64.0	6.7	—	7.7	6.8	4.9	3.2	10.9

Non-cash Acquisitions Under Operating Leases	$117.0	$4.4	$2.1	$4.2	$2.6	$4.2	$33.4	$42.9

Property, Plant and Equipment and Related Obligations Under Finance Leases

December 31, 2022	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Property, Plant and Equipment Under Finance Leases:
Generation	$120.9	$—	$—	$41.1	$28.0	$—	$0.6	$25.9
Other Property, Plant and Equipment	321.4	53.7	—	20.1	40.6	32.7	25.2	58.3
Total Property, Plant and Equipment	442.3	53.7	—	61.2	68.6	32.7	25.8	84.2
Accumulated Amortization	229.6	23.6	—	31.9	34.8	13.8	10.8	54.6
Net Property, Plant and Equipment Under Finance Leases	$212.7	$30.1	$—	$29.3	$33.8	$18.9	$15.0	$29.6

Obligations Under Finance Leases:
Noncurrent Liability	$168.4	$23.1	$—	$21.6	$27.1	$14.2	$11.7	$31.3
Liability Due Within One Year	57.3	7.0	—	7.7	6.9	4.7	3.3	10.9
Total Obligations Under Finance Leases	$225.7	$30.1	$—	$29.3	$34.0	$18.9	$15.0	$42.2

December 31, 2021	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Property, Plant and Equipment Under Finance Leases:
Generation	$389.9	$—	$—	$42.8	$156.8	$—	$0.6	$34.3
Other Property, Plant and Equipment	328.1	50.7	—	20.4	42.1	32.1	23.9	55.7
Total Property, Plant and Equipment	718.0	50.7	—	63.2	198.9	32.1	24.5	90.0
Accumulated Amortization	225.0	19.9	—	27.5	38.2	12.8	9.2	47.8
Net Property, Plant and Equipment Under Finance Leases	$493.0	$30.8	$—	$35.7	$160.7	$19.3	$15.3	$42.2

Obligations Under Finance Leases:
Noncurrent Liability	$198.2	$24.2	$—	$28.1	$31.7	$14.9	$12.3	$38.9
Liability Due Within One Year	305.3	6.6	—	7.6	130.5	4.4	3.0	10.8
Total Obligations Under Finance Leases	$503.5	$30.8	$—	$35.7	$162.2	$19.3	$15.3	$49.7

Operating Lease Assets and Related Obligations

December 31, 2022	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Operating Lease Assets	$645.5	$94.7	$2.7	$73.6	$64.3	$73.8	$106.1	$123.4

Obligations Under Operating Leases:
Noncurrent Liability	$552.5	$67.8	$1.5	$59.1	$48.9	$60.3	$99.3	$120.2
Liability Due Within One Year	113.6	28.6	1.3	15.0	16.0	13.5	8.9	8.4
Total Obligations Under Operating Leases	$666.1	$96.4	$2.8	$74.1	$64.9	$73.8	$108.2	$128.6

December 31, 2021	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
Operating Lease Assets	$589.0	$73.6	$2.0	$66.9	$63.5	$81.2	$68.9	$80.1

Obligations Under Operating Leases:
Noncurrent Liability	$501.4	$61.3	$1.3	$52.4	$48.9	$68.6	$62.2	$77.7
Liability Due Within One Year	99.8	14.0	0.9	15.1	15.5	13.1	6.9	8.1
Total Obligations Under Operating Leases	$601.2	$75.3	$2.2	$67.5	$64.4	$81.7	$69.1	$85.8

Finance Lease Liabilities Rolling Future Minimum Lease Payments

Finance Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
2023	$67.9	$8.3	$—	$9.6	$9.2	$5.4	$3.8	$12.4
2024	71.5	7.2	—	8.8	12.1	4.6	3.3	16.5
2025	41.0	5.5	—	7.5	6.3	3.2	2.5	6.1
2026	25.0	4.4	—	2.9	3.9	2.6	2.2	2.8
2027	19.3	3.5	—	1.8	3.4	2.1	1.8	2.4
After 2027	32.6	5.5	—	2.8	7.6	3.4	3.7	5.6
Total Future Minimum Lease Payments	257.3	34.4	—	33.4	42.5	21.3	17.3	45.8
Less: Imputed Interest	31.6	4.3	—	4.1	8.5	2.4	2.3	3.6
Estimated Present Value of Future Minimum Lease Payments	$225.7	$30.1	$—	$29.3	$34.0	$18.9	$15.0	$42.2

Operating Lease Liabilities Rolling Future Minimum Lease Payments

Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
	(as adjusted)
2023	$138.7	$32.3	$1.4	$17.5	$18.8	$16.4	$11.5	$14.4
2024	125.9	29.7	0.9	14.6	17.7	14.9	10.7	12.7
2025	86.7	13.1	0.4	11.8	9.2	13.2	9.5	11.4
2026	75.5	10.9	0.2	10.3	8.3	12.0	8.6	10.2
2027	65.6	8.3	—	9.1	7.5	10.7	7.8	8.8
After 2027	352.2	11.7	—	19.2	9.8	15.7	116.4	141.8
Total Future Minimum Lease Payments	844.6	106.0	2.9	82.5	71.3	82.9	164.5	199.3
Less: Imputed Interest	178.5	9.6	0.1	8.4	6.4	9.1	56.3	70.7
Estimated Present Value of Future Minimum Lease Payments	$666.1	$96.4	$2.8	$74.1	$64.9	$73.8	$108.2	$128.6

Maximum Potential Loss

Company	Maximum Potential Loss
(in millions)
AEP	$46.0
AEP Texas	11.1
APCo	6.1
I&M	4.4
OPCo	7.6
PSO	4.8
SWEPCo	5.3